Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

 Megan H. Koehler

January 29, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File No. 811-05201
Amendment No. 169

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted electronically herewith on behalf of the Trust is Amendment No. 169 to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”) relating to the Thornburg Capital Management Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to: (1) include the Fund’s financial statements for the fiscal year ended September 30, 2023, in the Registration Statement, (2) update other required data disclosures, (3) update certain Fund disclosures in response to comments received from the staff with respect to registrant’s amendment number 164 under the 1940 Act, as further described in the Trust’s response letters transmitted via EDGAR correspondence on May 5, 2023 (Accession No. 0001387131-23-006058) and August 18, 2023 (Accession No. 0001839882-23-021668), and (4) update other non-material disclosures in the Fund’s prospectus and statement of additional information.

Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

Enclosures

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901